Note 12 - Income Taxes (Detail) - The Company's components of income before provision for income taxes are as follows: (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic	€ 3,969	€ 4,655	€ 4,474
Foreign	(3,169)	(1,134)
	€ 800	€ 3,521	€ 4,474